Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXATION	TAXATION
The following is a summary of the Company’s income (loss) before taxes allocated between domestic and foreign operations:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Domestic:
Bermuda	$136,308	$91,769	$72,827
Foreign:
U.K.	(10,207)	28,494	17,029
Other*	6,190	5,785	2,310
Income before taxes	$132,291	$126,048	$92,166
The Company and its Bermuda subsidiary, IGI Bermuda, are not currently subject to any income or capital gains tax in Bermuda.
The Company also has operations in other jurisdictions where it is subject to income taxes imposed by the respective authorities and is summarized as follows:
•International General Insurance Holdings Ltd. and IGI Bermuda are incorporated under the laws of Bermuda and are currently not subject to income tax according to the tax law in Bermuda. On December 27, 2023, the Government of Bermuda enacted the Corporate Income Tax Act 2023, which will apply a 15% corporate income tax to certain Bermuda businesses that are part of Multinational Enterprise Groups (“MNE Group”). The corporate income tax will take effect from January 1, 2025. An in scope MNE Group is an MNE Group if, with respect to any fiscal year beginning on or after January 1, 2025, the MNE Group has annual revenue of €750 million or more in the consolidated financial statements of the ultimate parent entity for at least two of the four fiscal years immediately preceding such fiscal year. Based on these provisions, the Group is not currently considered an in scope MNE Group and is therefore not subject to income tax in Bermuda.
•IGI UK and North Star Underwriting Limited are subject to 25% corporate tax rate in accordance with the UK Tax Law.
*Income (loss) before taxes in “Other” mostly relates to subsidiaries and branches operating in Labuan, Morocco, Jordan, Norway, and U.A.E. with the following tax rules applicable:
•IGI Europe is subject to the normal standard rate in Malta of 35%.
•According to the Labuan Business Activity Tax Law, Labuan registered entities are subject to 3% tax on the audited net income.
•IGI Casablanca – Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.
•I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as a coverholder in respect of insurance and reinsurance business written outside Jordan.
•IGI Nordic AS is subject to the standard rate in Norway of 25%.
•IGI Dubai and IGI Dubai Subsidiary are subject to income tax according to the tax law in UAE. The tax law became applicable on January 1, 2024.
Income tax expense (benefit) is comprised as follows:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Current income tax expense (benefit):
Current income tax (benefit) charge	$(158)	$6,401	$3,261
Amounts in respect of prior years	—	12	(22)

Deferred tax expense:
Origination and reversal of temporary differences	(2,282)	1,165	(310)
Amounts in respect of prior years	(420)	276	3
Income tax (benefit) expense for the year	$(2,860)	$7,854	$2,932
The Group’s effective income tax rate, which it calculates as income tax expense divided by net income before taxes, may fluctuate significantly from period to period depending on the geographic distribution of pre-tax income in any given period between different jurisdictions with comparatively higher tax rates and those with comparatively lower tax rates. Pre-tax income primarily consists of net premiums earned, net loss and loss adjustment expenses , operating expenses, and net realized and unrealized gain (loss) on investments A significant portion of the Group’s gross and net premiums are currently written and earned in Bermuda, where the Company is not currently liable for corporate income tax.
The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company for the years ended December 31, 2024, 2023 and 2022 is provided below:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Income tax at expected tax rate of zero percent	$-	$-	$-
Foreign statutory tax rates differential	(1,374)	7,825	3,027
Non-deductible expenses	245	60	73
Permanent differences, net	(1,453)	-	-
Other	(278)	(31)	(168)
Income tax (benefit) expense for the year	$(2,860)	$7,854	$2,932
The significant components of the deferred income tax assets and liabilities were as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Deferred tax assets:
Operating loss carryforwards	$2,314	$76
Foreign exchange valuations	178	-
Allowance for expected credit losses	376	363
Unrealized losses on investments	3,700	3,961
Other deferred tax assets	411	171
Total deferred tax assets	6,979	4,571

Deferred tax liabilities:
Foreign exchange valuations	-	(220)
Other deferred tax liabilities	(28)	(194)
Total deferred tax liabilities	(28)	(414)
Net deferred tax asset	$6,951	$4,157
At December 31, 2024 and 2023 the Company had operating losses of nil and $217 thousand in Malta and $9,256 thousand and nil in UK, respectively. The operating losses are available to offset future taxable income and do not expire.
At December 31, 2024, the Group’s current income tax payable (included in “Other liabilities”) was $375 thousand. The tax returns that remain subject to examination by major tax jurisdictions are as follows:

At December 31, 2024	Open Tax Years

Major tax Jurisdiction
UK	2023 - 2024
Malta	2021 - 2024